Interest income, Interest expense and Foreign exchange gains (losses), net - Summary of Foreign Exchange (Losses) Gains, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Total foreign exchange gains (losses), net	$ 3,479	$ (7,628)	$ (447)